Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions

Balance Sheets

	December 31, 2018	June 30, 2019
Due from related parties
Oceanbulk Maritime S.A. and its affiliates	$85	$264
Interchart Shipping Inc.	-	1
Starocean Manning Philippines Inc.	65	52
Sellers of the Augustea Vessels	867	-
Songa Shipmanagement Ltd.	305	-
Due from related parties	$1,322	$317

Due to related parties
Management and Directors Fees	$236	$131
Sydelle Marine Limited	302	-
Augustea Technoservices Ltd.	1,111	366
Due to related parties	$1,649	$497

Statements of Operations

	Six months ended June 30,
	2018	2019
Voyage expenses-Interchart	$(1,650)	(1,950)
Consultancy fees	(262)	(328)
Directors compensation	(72)	(87)
Office rent - Combine Marine Ltd. & Alma Properties	(19)	(9)
Voyage revenues - profit sharing agreement-Sydelle Marine Limited	(4)	-
Management fees- Augustea Technoservices Ltd.	-	(3,254)
Management fees- Songa Shipmanagement Ltd.	-	(32)
General and administrative expenses - Oceanbulk Maritime S.A. and its affiliates	-	(78)